Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Goodwill and Intangible Assets
10.	Goodwill and Intangible Assets

The carrying amount of goodwill by segment for the periods presented was as follows:

	December 27, 2013	September 27, 2013
Specialty Pharmaceuticals	$312.3	$312.3
Global Medical Imaging	219.7	219.7

	$532.0	$532.0

The gross carrying amount and accumulated amortization of intangible assets at the end of each period were as follows:

	December 27, 2013		September 27, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Completed technology	$449.2	$202.2	$449.2	$196.6
Licenses	191.1	82.4	191.1	79.3
Trademarks	7.9	3.9	7.9	3.8

Total	$648.2	$288.5	$648.2	$279.7

Non-Amortizable:
Trademarks	$35.0		$35.0
In-process research and development	18.6		18.6

Total	$53.6		$53.6

Intangible asset amortization expense was $8.8 million and $8.9 million during the three months ended December 27, 2013 and December 28, 2012, respectively. The estimated aggregate amortization expense on intangible assets owned by the Company is expected to be as follows:

Remainder of fiscal 2014	$26.6
Fiscal 2015	35.4
Fiscal 2016	35.3
Fiscal 2017	33.9
Fiscal 2018	25.2

11.	Goodwill and Intangible Assets

The changes in the carrying amount of goodwill by segment were as follows:

	Specialty Pharmaceuticals	Global Medical Imaging	Total
Goodwill at September 28, 2012	$287.8	$219.7	$507.5
Acquisitions	24.5	—	24.5

Goodwill at September 27, 2013	$312.3	$219.7	$532.0

The gross carrying amount and accumulated amortization of intangible assets at the end of each period were as follows:

	September 27, 2013		September 28, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Completed technology	$449.2	$196.6	$376.1	$173.7
Licenses	191.1	79.3	191.1	67.1
Trademarks	7.9	3.8	7.7	3.5

Total	$648.2	$279.7	$574.9	$244.3

Non-Amortizable:
Trademarks	$35.0		$35.0
In-process research and development	18.6		—

Total	$53.6		$35.0

Intangible asset amortization expense was $35.4 million, $27.3 million and $27.0 million in fiscal 2013, 2012 and 2011, respectively. The estimated aggregate amortization expense on intangible assets owned by the Company is expected to be as follows:

Fiscal 2014	$35.4
Fiscal 2015	35.4
Fiscal 2016	35.3
Fiscal 2017	33.9
Fiscal 2018	25.2